Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ 154	$ (215)	$ 134
Changes in retirement plans' funded status, Gross Amount	191	(337)	197
Foreign currency translation, Gross Amount	(359)	125	(510)
Unrealized gain (loss) on available for sale securities, Gross Amount			(2)
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	(47)	(44)	(23)
Other comprehensive income (loss), Gross Amount	(61)	(471)	(204)
Unrealized gain (loss) on cash flow hedges, Income Taxes	(34)	49	(40)
Changes in retirement plans' funded status, Income Taxes	(33)	55	(110)
Unrealized gain (loss) on available for sale securities, Income Taxes			1
Other comprehensive income (loss), Income Taxes	(67)	104	(149)
Unrealized gain (loss) on cash flow hedges, Net Amount	120	(166)	94
Changes in retirement plans’ funded status	158	(282)	87
Foreign currency translation, Net Amount	(359)	125	(510)
Unrealized gain (loss) on available for sale securities, Net Amount			(1)
Share of other comprehensive income (loss) of entities using the equity method, Net Amount	(47)	(44)	(23)
Other comprehensive loss, net of tax	$ (128)	$ (367)	$ (353)